Details of Subsidiaries that have Material Non-Controlling Interests - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Profit (Loss) Allocated to Non-controlling Interests	$ (268,964)	$ (315,695)
Accumulated Non-controlling interests			$ 300,681
Jaguahr Therapeutics Pte. Ltd
Disclosure of subsidiaries [line items]
Name of Subsidiary	Jaguahr Therapeutics Pte. Ltd.
Principal Place of Business	Singapore
Proportion of Ownership and Voting Rights Held by Non-controlling Interests	65.00%		45.00%
Profit (Loss) Allocated to Non-controlling Interests	$ (332,400)	$ (315,695)
Accumulated Non-controlling interests	$ 1,427,124		$ 300,681